Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Total	Clear RF [Member]	Share Capital Amount	Share Capital Amount Clear RF [Member]	Reserves	Accumulated other comprehensive Income (loss)	Deficit
Balance at Dec. 31, 2018	$ 6,630,005		$ 21,246,401		$ 2,923,511	$ 105,638	$ (17,645,545)
Balance (in Shares) at Dec. 31, 2018			715,269
Exercise of Warrants	4,418,377		$ 4,418,377
Exercise of Warrants (in Shares)			80,865
Shares issued on acquisition of Signifi	346,673		$ 346,673
Shares issued on acquisition of Signifi (in Shares)			6,897
Exercise of agents' options	247,764		$ 345,832		(98,068)
Exercise of agents' options (in Shares)			5,668
Non-brokered private placement	2,290,916		$ 2,290,916
Non-brokered private placement (in Shares)			51,724
Share Issuance costs on capital raise	(186,854)		$ (186,854)
Shares issued as agent compensation for debenture	118,560		$ 118,560
Shares issued as agent compensation for debenture (in Shares)			3,324
Expiry of agent's options			$ 12,757		(12,757)
Equity portion of debenture bifurcated	446,053				446,053
Issuance of agents' warrants	47,209				47,209
Issuance of warrants to debentureholders	666,428				666,428
Share based payments	1,123,154				1,123,154
Translation adjustment	(8,500)					(8,500)	0
Loss for the period	(7,657,208)						(7,657,208)
Balance at Dec. 31, 2019	8,482,577		$ 28,592,662		5,095,530	97,138	25,302,753
Balance (in Shares) at Dec. 31, 2019			863,747
Share Issuance costs on capital raise	(3,793,976)		$ (4,774,484)		980,508
Shares issued for debts	710,970		$ 710,970
Shares issued for debts (in Shares)			85,659
Share issuance on conversion of convertible debt	57,692		$ 57,692		0
Share issuance on conversion of convertible debt (in Shares)			1,149
Equity portion of debenture bifurcated	62,986				62,986
Share based payments	517,678				517,678
Share issuance on capital raise	28,829,358		$ 25,501,529		3,327,829
Share issuance on capital raise (in Shares)			3,712,776
Translation adjustment	2,887					2,887
Loss for the period	(13,591,117)						(13,591,117)
Balance at Dec. 31, 2020	21,279,055		$ 50,088,369		9,984,531	100,025	(38,893,870)
Balance (in Shares) at Dec. 31, 2020			4,663,331
Exercise of Warrants	(385,190)
Shares issued for debts	36,050		$ 36,050
Shares issued for debts (in Shares)			5,000
Share based payments	1,338,931				1,338,931
Translation adjustment	(138,764)					(138,764)
Issuance of shares to be issued			$ 560,000		(560,000)
Issuance of shares to be issued (in Shares)			40,000
Shares issued on acquisition of ClearRF		$ 194,985		$ 194,985
Shares issued on acquisition of ClearRF (in Shares)				23,949
Shares issued on warrant exercises	3,401,933		$ 3,775,840		(373,907)
Shares issued on warrant exercises (in Shares)			544,415
Loss for the period	(23,625,542)						(23,625,542)
Balance at Dec. 31, 2021	$ 2,486,648		$ 54,655,244		$ 10,389,555	$ (38,739)	$ (62,519,412)
Balance (in Shares) at Dec. 31, 2021			5,276,695